Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The components of our income or (loss) before income taxes were as follows:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Country of domicile	$(44,358)	$(31,348)	$(15,522)
Foreign	(19,651)	19,918	3,543
	$(64,009)	$(11,430)	$(11,979)

The components of the provision (benefit) for income taxes are as follows:

	For the Year Ended December 31,
	2012	2011	2010
	(in thousands)
Current
Country of domicile	$—	$—	$—
Foreign	5,456	2,180	1,230
Reserves	6,033	2,367	1,904
Total current	$11,489	$4,547	$3,134
Deferred
Country of domicile	$—	$—	$—
Foreign	(14,324)	(1,608)	6,112
Reserves	—	869	(5,475)
Total deferred	$(14,324)	$(739)	$637
Total provision (benefit)	$(2,835)	$3,808	$3,771

A reconciliation between the statutory income tax rates of our country of domicile and our effective tax rates as a percentage of income (loss) before income taxes is as follows:

	For the Year Ended December 31,
	2012	%	2011	%	2010	%
	(in thousands, except percentages)
Tax at country of domicile statutory rate	$—	—%	$(1,445)	(12.5)%	$(3,354)	(28.0)%
Foreign earnings at other than country of domicile statutory rates	(2,612)	4.1	(5,985)	(50.6)	(339)	(2.8)
Unrecognized tax Benefits	6,374	(10.0)	2,503	21.7	3,853	32.2
Rate changes	(23)	—	(250)	(2.2)	17	0.1
Permanent items	4,156	(6.5)	5,668	47.8	14	0.1
Deferred tax true-ups	(11,109)	17.3	1,929	16.7	—	—
Valuation allowance	379	(0.6)	1,388	12.0	3,580	29.9
	$(2,835)	4.3%	$3,808	32.9%	$3,771	31.5%

Our statutory tax rate is 0.0% in 2012 as our country of domicile is the Bailiwick of Jersey, which has no corporate income tax. In 2011, our country of domicile was Ireland, which has a 12.5% corporate income tax rate. The foreign tax differential presented in the above rate reconciliation schedule is due to foreign income and losses in jurisdictions where the tax rates are significantly higher than the statutory rate.
The components of the current and long-term deferred tax assets and liabilities, net, consist of the following:

	As of December 31,
	2012	2011
	(in thousands)
Current deferred tax assets:
Accrued expenses (including amounts subject to settlement) and allowances	$4,269	$6,400
Other	—	526
Total current deferred tax assets	4,269	6,926
Non-current deferred tax assets:
Depreciable assets	(401)	(2,083)
Net operating losses	17,874	14,208
Other	3,632	547
Total non-current deferred tax assets	21,105	12,672
Total deferred tax assets	25,374	19,598
Valuation allowance	(14,201)	(13,382)
Non-current deferred tax assets, net	11,173	6,216
Current deferred tax liabilities:
Accrued revenues	(2,628)	(6,186)
Non-current deferred tax liabilities:
Intangible assets	(6,139)	(10,180)
Deferred tax assets (liabilities), net	$2,406	$(10,150)

The increase in valuation allowance was $0.8 million, $6.2 million, and $4.8 million during 2012, 2011 and 2010, respectively.
We had total net operating loss carryforwards of $99.6 million, $95.6 million and $71.8 million as of December 31, 2012, 2011, and 2010 respectively. These net operating loss carryforwards are available to offset taxable income in the future. As of December 31, 2012, we had $64.6 million of U.S.net operating loss carryforwards which will expire in 2020 through 2032. We also had $30.1 million of U.K. net operating loss carryforwards which have no expiration date. The remaining $4.9 million of net operating loss carryforwards in other jurisdictions will begin to expire in 2015.
Utilization of our net operating loss and tax credit carryforwards may be subject to substantial annual limitation due to the ownership change limitations provided under the law of various tax jurisdictions. Such an annual limitation could result in the expiration of the net operating loss and tax credit carryforwards before utilization.
We periodically evaluate the realizability of the deferred tax assets and recognize the tax benefit only as reassessment demonstrates that they are realizable. At such time, if it is determined that it is more likely than not that the deferred tax assets are realizable, the valuation allowance will be adjusted. Our deferred tax assets that were determined to be realizable in the future were $11.2 million and $6.2 million as of December 31, 2012 and 2011, respectively. The valuation allowance was $14.2 million and $13.4 million as of December 31, 2012 and 2011, respectively. A significant portion of the change in valuation allowance relates to tax assets established in accounting for our acquisitions.
As of December 31, 2012, $67.8 million of undistributed earnings for our foreign subsidiaries are considered indefinitely reinvested in the respective operations. No provision has been made for taxes that might be payable upon remittance of such earnings, nor is it practicable to determine the amount of this liability.
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	As of December 31,
	2012	2011
	(in thousands)
Balance as of January, 1	$11,989	$7,641
Gross increases — current year tax positions	6,376	3,375
Gross increases — prior year tax positions	187	1,904
Gross decreases — current year tax positions	(1,365)	(931)
Balance as of December 31	$17,187	$11,989

The Company does not anticipate a significant change to the $17.2 million long-term uncertain income tax positions within the next 12 months.

Our policy for deducting interest and penalties is to treat interest as interest expense and penalties as taxes. As of December 31, 2012, we had $1.2 million accrued for the payment of interest and penalties related to unrecognized tax benefits.
We file income tax returns in various tax jurisdictions around the world. While we are not currently under audit in the major taxing jurisdictions in which we are subject to tax, the tax years 2008 to 2012 generally remain open to examination. However, we do not believe that the total amount of unrecognized tax benefits will significantly change within the next 12 months.